Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
COMMODITY – 9.6%
Goldman Sachs Physical Gold ETF*	1,406,148	$25,148,957
EQUITY – 50.8%
SPDR Dow Jones Industrial Average ETF Trust	75,886	26,642,057
Vanguard Consumer Staples ETF	134,726	26,372,615
Vanguard Dividend Appreciation ETF	162,582	26,442,336
Vanguard Health Care ETF	108,975	26,735,926
Vanguard Utilities ETF	177,438	26,819,754
		133,012,688
FIXED INCOME – 39.5%
Vanguard Intermediate-Term Bond ETF	300,582	25,780,918
Vanguard Intermediate-Term Treasury ETF	394,109	25,782,611
Vanguard Long-Term Bond ETF	262,134	25,828,063
Vanguard Long-Term Treasury ETF	300,495	25,875,625
		103,267,217
TOTAL EXCHANGE-TRADED FUNDS
(Cost $260,254,181)		261,428,862

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	558,888	558,888
TOTAL SHORT TERM INVESTMENTS
(Cost $558,888)		558,888
TOTAL INVESTMENTS – 100.1%
(Cost $260,813,069)		261,987,750
Liabilities in Excess of Other Assets – (0.1%)		(272,977)
TOTAL NET ASSETS – 100.0%		$261,714,773

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.